Note 17 - Stock-based Compensation Plans - Assumptions Used in Black-scholes Model for Each Grant (Details)	12 Months Ended
	Jan. 31, 2020	Jan. 31, 2019	Jan. 31, 2018
Expected dividend yield (%)
Expected volatility (%)	23.50%	23.60%	23.50%
Risk-free rate (%)	1.40%	2.00%	1.00%
Expected option life (years) (Year)	5 years	5 years	5 years